Stock Based Compensation (Details 4) - Aerkomm 2017 Plan [Member]	6 Months Ended
Jun. 30, 2017 $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	1,455,000
Forfeited/Cancelled | shares
Outstanding, Ending | shares	1,455,000
Weighted Average Fair Value Per Share
Outstanding, Beginning | $ / shares
Granted | $ / shares	2.8550
Forfeited/Cancelled | $ / shares
Outstanding, Ending | $ / shares	$ 2.8550
Nonvested Shares [Member]
Number of Shares
Outstanding, Beginning | shares
Granted | shares	1,455,000
Vested | shares	(242,500)
Forfeited/Cancelled | shares
Outstanding, Ending | shares	1,212,500
Weighted Average Fair Value Per Share
Outstanding, Beginning | $ / shares
Granted | $ / shares	2.8550
Vested | $ / shares	2.8550
Forfeited/Cancelled | $ / shares
Outstanding, Ending | $ / shares	$ 2.8550